Investigations and Out of Period Adjustments (Cumulative effect on net loss attributable to common shareholders of the consolidated out of period adjustments) (Details) (USD $)
In Millions, unless otherwise specified
	3 Months Ended		12 Months Ended			3 Months Ended				12 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended				12 Months Ended
	Jun. 28, 2013	Jun. 29, 2012	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011	Mar. 30, 2012 Fiscal 2012	Dec. 30, 2011 Fiscal 2012	Sep. 30, 2011 Fiscal 2012	Jul. 01, 2011 Fiscal 2012	Mar. 30, 2012 Fiscal 2012	Apr. 01, 2011 Fiscal 2011	Dec. 31, 2010 Fiscal 2011	Oct. 01, 2010 Fiscal 2011	Jul. 02, 2010 Fiscal 2011	Apr. 01, 2011 Fiscal 2011	Mar. 30, 2012 Nordic Operations [Member] Fiscal 2012	Dec. 30, 2011 Nordic Operations [Member] Fiscal 2012	Sep. 30, 2011 Nordic Operations [Member] Fiscal 2012	Jul. 01, 2011 Nordic Operations [Member] Fiscal 2012	Mar. 30, 2012 Nordic Operations [Member] Fiscal 2012	Mar. 30, 2012 Nordic Operations [Member] Fiscal 2012 Operating costs inappropriately capitalized [Member]	Dec. 30, 2011 Nordic Operations [Member] Fiscal 2012 Operating costs inappropriately capitalized [Member]	Sep. 30, 2011 Nordic Operations [Member] Fiscal 2012 Operating costs inappropriately capitalized [Member]	Jul. 01, 2011 Nordic Operations [Member] Fiscal 2012 Operating costs inappropriately capitalized [Member]	Mar. 30, 2012 Nordic Operations [Member] Fiscal 2012 Operating costs inappropriately capitalized [Member]	Mar. 30, 2012 Nordic Operations [Member] Fiscal 2012 Misapplication of US GAAP [Member]	Dec. 30, 2011 Nordic Operations [Member] Fiscal 2012 Misapplication of US GAAP [Member]	Sep. 30, 2011 Nordic Operations [Member] Fiscal 2012 Misapplication of US GAAP [Member]	Jul. 01, 2011 Nordic Operations [Member] Fiscal 2012 Misapplication of US GAAP [Member]	Mar. 30, 2012 Nordic Operations [Member] Fiscal 2012 Misapplication of US GAAP [Member]	Mar. 30, 2012 Nordic Operations [Member] Fiscal 2012 Miscellaneous errors [Member]	Dec. 30, 2011 Nordic Operations [Member] Fiscal 2012 Miscellaneous errors [Member]	Sep. 30, 2011 Nordic Operations [Member] Fiscal 2012 Miscellaneous errors [Member]	Jul. 01, 2011 Nordic Operations [Member] Fiscal 2012 Miscellaneous errors [Member]	Mar. 30, 2012 Nordic Operations [Member] Fiscal 2012 Miscellaneous errors [Member]	Apr. 01, 2011 Nordic Operations [Member] Fiscal 2011	Dec. 31, 2010 Nordic Operations [Member] Fiscal 2011	Oct. 01, 2010 Nordic Operations [Member] Fiscal 2011	Jul. 02, 2010 Nordic Operations [Member] Fiscal 2011	Apr. 01, 2011 Nordic Operations [Member] Fiscal 2011	Apr. 01, 2011 Nordic Operations [Member] Fiscal 2011 Operating costs inappropriately capitalized [Member]	Dec. 31, 2010 Nordic Operations [Member] Fiscal 2011 Operating costs inappropriately capitalized [Member]	Oct. 01, 2010 Nordic Operations [Member] Fiscal 2011 Operating costs inappropriately capitalized [Member]	Jul. 02, 2010 Nordic Operations [Member] Fiscal 2011 Operating costs inappropriately capitalized [Member]	Apr. 01, 2011 Nordic Operations [Member] Fiscal 2011 Operating costs inappropriately capitalized [Member]	Apr. 01, 2011 Nordic Operations [Member] Fiscal 2011 Misapplication of US GAAP [Member]	Dec. 31, 2010 Nordic Operations [Member] Fiscal 2011 Misapplication of US GAAP [Member]	Oct. 01, 2010 Nordic Operations [Member] Fiscal 2011 Misapplication of US GAAP [Member]	Jul. 02, 2010 Nordic Operations [Member] Fiscal 2011 Misapplication of US GAAP [Member]	Apr. 01, 2011 Nordic Operations [Member] Fiscal 2011 Misapplication of US GAAP [Member]	Apr. 01, 2011 Nordic Operations [Member] Fiscal 2011 Miscellaneous errors [Member]	Dec. 31, 2010 Nordic Operations [Member] Fiscal 2011 Miscellaneous errors [Member]	Oct. 01, 2010 Nordic Operations [Member] Fiscal 2011 Miscellaneous errors [Member]	Jul. 02, 2010 Nordic Operations [Member] Fiscal 2011 Miscellaneous errors [Member]	Apr. 01, 2011 Nordic Operations [Member] Fiscal 2011 Miscellaneous errors [Member]	Mar. 30, 2012 Australia Operations [Member] Fiscal 2012	Dec. 30, 2011 Australia Operations [Member] Fiscal 2012	Sep. 30, 2011 Australia Operations [Member] Fiscal 2012	Jul. 01, 2011 Australia Operations [Member] Fiscal 2012	Mar. 30, 2012 Australia Operations [Member] Fiscal 2012	Mar. 30, 2012 Australia Operations [Member] Fiscal 2012 Operating costs inappropriately capitalized [Member]	Dec. 30, 2011 Australia Operations [Member] Fiscal 2012 Operating costs inappropriately capitalized [Member]	Sep. 30, 2011 Australia Operations [Member] Fiscal 2012 Operating costs inappropriately capitalized [Member]	Jul. 01, 2011 Australia Operations [Member] Fiscal 2012 Operating costs inappropriately capitalized [Member]	Mar. 30, 2012 Australia Operations [Member] Fiscal 2012 Operating costs inappropriately capitalized [Member]	Mar. 30, 2012 Australia Operations [Member] Fiscal 2012 Misapplication of US GAAP [Member]	Dec. 30, 2011 Australia Operations [Member] Fiscal 2012 Misapplication of US GAAP [Member]	Sep. 30, 2011 Australia Operations [Member] Fiscal 2012 Misapplication of US GAAP [Member]	Jul. 01, 2011 Australia Operations [Member] Fiscal 2012 Misapplication of US GAAP [Member]	Mar. 30, 2012 Australia Operations [Member] Fiscal 2012 Misapplication of US GAAP [Member]	Mar. 30, 2012 Australia Operations [Member] Fiscal 2012 Miscellaneous errors [Member]	Dec. 30, 2011 Australia Operations [Member] Fiscal 2012 Miscellaneous errors [Member]	Sep. 30, 2011 Australia Operations [Member] Fiscal 2012 Miscellaneous errors [Member]	Jul. 01, 2011 Australia Operations [Member] Fiscal 2012 Miscellaneous errors [Member]	Mar. 30, 2012 Australia Operations [Member] Fiscal 2012 Miscellaneous errors [Member]	Apr. 01, 2011 Australia Operations [Member] Fiscal 2011	Dec. 31, 2010 Australia Operations [Member] Fiscal 2011	Oct. 01, 2010 Australia Operations [Member] Fiscal 2011	Jul. 02, 2010 Australia Operations [Member] Fiscal 2011	Apr. 01, 2011 Australia Operations [Member] Fiscal 2011	Apr. 01, 2011 Australia Operations [Member] Fiscal 2011 Operating costs inappropriately capitalized [Member]	Dec. 31, 2010 Australia Operations [Member] Fiscal 2011 Operating costs inappropriately capitalized [Member]	Oct. 01, 2010 Australia Operations [Member] Fiscal 2011 Operating costs inappropriately capitalized [Member]	Jul. 02, 2010 Australia Operations [Member] Fiscal 2011 Operating costs inappropriately capitalized [Member]	Apr. 01, 2011 Australia Operations [Member] Fiscal 2011 Operating costs inappropriately capitalized [Member]	Apr. 01, 2011 Australia Operations [Member] Fiscal 2011 Misapplication of US GAAP [Member]	Dec. 31, 2010 Australia Operations [Member] Fiscal 2011 Misapplication of US GAAP [Member]	Oct. 01, 2010 Australia Operations [Member] Fiscal 2011 Misapplication of US GAAP [Member]	Jul. 02, 2010 Australia Operations [Member] Fiscal 2011 Misapplication of US GAAP [Member]	Apr. 01, 2011 Australia Operations [Member] Fiscal 2011 Misapplication of US GAAP [Member]	Apr. 01, 2011 Australia Operations [Member] Fiscal 2011 Miscellaneous errors [Member]	Dec. 31, 2010 Australia Operations [Member] Fiscal 2011 Miscellaneous errors [Member]	Oct. 01, 2010 Australia Operations [Member] Fiscal 2011 Miscellaneous errors [Member]	Jul. 02, 2010 Australia Operations [Member] Fiscal 2011 Miscellaneous errors [Member]	Apr. 01, 2011 Australia Operations [Member] Fiscal 2011 Miscellaneous errors [Member]	Mar. 30, 2012 NHS contract [Member] Fiscal 2012	Dec. 30, 2011 NHS contract [Member] Fiscal 2012	Sep. 30, 2011 NHS contract [Member] Fiscal 2012	Jul. 01, 2011 NHS contract [Member] Fiscal 2012	Mar. 30, 2012 NHS contract [Member] Fiscal 2012	Apr. 01, 2011 NHS contract [Member] Fiscal 2011	Dec. 31, 2010 NHS contract [Member] Fiscal 2011	Oct. 01, 2010 NHS contract [Member] Fiscal 2011	Jul. 02, 2010 NHS contract [Member] Fiscal 2011	Apr. 01, 2011 NHS contract [Member] Fiscal 2011	Mar. 30, 2012 NPS Contract [Member] Fiscal 2012	Dec. 30, 2011 NPS Contract [Member] Fiscal 2012	Sep. 30, 2011 NPS Contract [Member] Fiscal 2012	Jul. 01, 2011 NPS Contract [Member] Fiscal 2012	Mar. 30, 2012 NPS Contract [Member] Fiscal 2012	Apr. 01, 2011 NPS Contract [Member] Fiscal 2011	Dec. 31, 2010 NPS Contract [Member] Fiscal 2011	Oct. 01, 2010 NPS Contract [Member] Fiscal 2011	Jul. 02, 2010 NPS Contract [Member] Fiscal 2011	Apr. 01, 2011 NPS Contract [Member] Fiscal 2011	Mar. 30, 2012 Other errors [Member] Fiscal 2012	Dec. 30, 2011 Other errors [Member] Fiscal 2012	Sep. 30, 2011 Other errors [Member] Fiscal 2012	Jul. 01, 2011 Other errors [Member] Fiscal 2012	Mar. 30, 2012 Other errors [Member] Fiscal 2012	Apr. 01, 2011 Other errors [Member] Fiscal 2011	Dec. 31, 2010 Other errors [Member] Fiscal 2011	Oct. 01, 2010 Other errors [Member] Fiscal 2011	Jul. 02, 2010 Other errors [Member] Fiscal 2011	Apr. 01, 2011 Other errors [Member] Fiscal 2011
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Income from continuing operations, net of tax	$ 142	$ 19														$ 1	$ 2	$ 6	$ 4	$ 13	$ 0	$ 0	$ 0	$ 1	$ 1	$ (1)	$ 2	$ (1)	$ 1	$ 1	$ 2	$ 0	$ 7	$ 2	$ 11	$ 3	$ 23	$ 40	$ 20	$ 86	$ 6	$ 8	$ 38	$ 15	$ 67	$ (1)	$ 6	$ 3	$ 4	$ 12	$ (2)	$ 9	$ (1)	$ 1	$ 7	$ 0	$ 2	$ 21	$ 0	$ 23	$ 0	$ 0	$ 11	$ 0	$ 11	$ 1	$ 0	$ 8	$ 0	$ 9	$ (1)	$ 2	$ 2	$ 0	$ 3	$ (4)	$ 0	$ 5	$ (4)	$ (3)	$ 0	$ (1)	$ (1)	$ 0	$ (2)	$ (1)	$ 3	$ 1	$ 0	$ 3	$ (3)	$ (2)	$ 5	$ (4)	$ (4)	$ (7)	$ 46	$ (2)	$ (2)	$ 35	$ (5)	$ (5)	$ (2)	$ (10)	$ (22)	$ 11	$ (5)	$ 1	$ 3	$ 10	$ (7)	$ (10)	$ 2	$ 4	$ (11)	$ 9	$ 5	$ (11)	$ 2	$ 5	$ (14)	$ (18)	$ (8)	$ (9)	$ (49)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest						14	50	15	7	86	(27)	(10)	37	1	1
Income Tax Expense (Benefit)	66	19	(49)	(96)	194	(4)	(2)	(3)	(2)	(11)	10	9	1	4	24
Other Income Tax Benefit Adjustments						(5)	(10)	14	1	0	18	(6)	(13)	(1)	(2)
Net income (loss)	$ 156	$ 40	$ 961	$ (4,242)	$ 740	$ 5	$ 38	$ 26	$ 6	$ 75	$ 1	$ (7)	$ 25	$ 4	$ 23